DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended
Jun. 30, 2025
DESCRIPTION OF BUSINESS AND ORGANIZATION
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

(a)Description of Business

Lotus Technology Inc. (“the Company”), an exempted company with limited liability, was incorporated in Cayman Islands, on August 9, 2021. The Company, through its wholly owned subsidiaries (collectively, “the Group”), is primarily engaged in the design, develop, and sales of luxury lifestyle battery electric vehicles (“BEV”) under the “Lotus” brand (“Lotus BEV business”) and the Group is also a distributor that sells luxury sports cars under the “Lotus” brand (“Lotus sports car business”) across the world. The Group provides other sales and ancillary services to customers.

(b)Merger and recapitalization

On February 22, 2024 (the “Closing Date”), the Company consummated its merger with LCAA pursuant to a merger agreement dated January 31, 2023 (as amended and restated dated as of October 11, 2023, the “Merger Agreement”) by and among LCAA, the Company, a Cayman Islands exempted company, Lotus Temp Limited, a Cayman Islands exempted company and wholly-owned subsidiary of the Company (“Merger Sub 1”), and Lotus EV Limited, a Cayman Islands exempted company and wholly-owned subsidiary of the Company ( “Merger Sub 2”). Pursuant to the Merger Agreement, (i) Merger Sub 1 was merged with and into LCAA (the “First Merger”), with LCAA surviving the First Merger as a wholly-owned subsidiary of the Company (such company, as the surviving entity of the First Merger, “Surviving Entity 1”) and the shareholders of LCAA becoming shareholders of the Company, and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Surviving Entity 1 was merged with and into Merger Sub 2 (the “Second Merger,” and together with the First Merger, the “Mergers”), with Merger Sub 2 surviving the Second Merger as a wholly-owned subsidiary of the Company (such company, as the surviving entity of the Second Merger, “Surviving Entity 2”) (collectively, the “Merger Transaction” or “Business Combination”).

Upon the consummation of the Merger Transaction,

(i)All ordinary shares of the Company held by all existing shareholders of the Company before the Merger Transaction were recapitalized into 474,621,603 ordinary shares using recapitalization factor of 0.2215 (“Recapitalization Factor”). All applicable share and per share amounts in the consolidated financial statements have been retrospectively adjusted to reflect the effects of the recapitalization (“Recapitalization”);
(ii)All the preferred shares of the Company that were issued and outstanding immediately prior to the effective time of the First Merger were converted to the Company ordinary share on a one-for-one basis (the “Preferred Share Conversion”) and recapitalized into 68,228,526 ordinary shares using the Recapitalization Factor. All applicable share and per share amounts in the consolidated financial statements have been retrospectively adjusted to reflect the effects of the Recapitalization;
(iii)94,277,279 ordinary shares were issued to a number of investors (the “PIPE Investors”) and the holders of Class A ordinary shares of LCAA for a total consideration of US$858,495 (the “PIPE Investments”), among which,
-	50,000,000 ordinary shares were issued to Meritz Securities Co., Ltd. (“Meritz”) for a total consideration of US$500,000, concurrent with the issuance of put option and call options;
-	35,849,458 ordinary shares were issue to other PIPE Investors, among which, 12,750,000 ordinary shares were issued to Lotus Technology International Investment Limited (“LTIIL”), and 12,250,000 ordinary shares were issued to Etika Automotive SDN BHD (“Etika”);
-	8,427,821 ordinary shares were issued to then holders of Class A ordinary shares of LCAA, including 1,265,103 Class A ordinary shares of LCAA held by public shareholders and 7,087,718 Class A ordinary share of LCAA held by LCA Acquisition Sponsor LP (the “Sponsor”) and 75,000 Class A ordinary shares of LCAA held by the directors and officers of LCAA, among which all or a portion of (as reasonably determined by the Company in good faith) 20% of the ordinary shares, i.e. 1,417,544 ordinary shares held by the Sponsor will remain unvested upon the consummation of the Merger Transaction and become vested upon each occurrence of (a) the commencement or official announcement of any business collaboration facilitated by Sponsor or its affiliates (including, without limitation, in connection with product development, marketing, customer engagement, retail space, and technology infrastructure development), or (b) an approved commitment to invest in the Company or one of its subsidiaries by an investor introduced or facilitated by Sponsor or its affiliate, in each case, within eighteen months following the Closing Date;
(iv)36,597,038 ordinary shares were issued to WFOE Exchangeable Notes Holder following the settlement of the outstanding principal amount of the WFOE Exchangeable Notes to WFOE Exchangeable Notes Holder;
(v)577,456 and 2,433,912 ordinary shares, totally 3,011,368 ordinary shares, were issued to Momenta Global Limited and a number of Pre-IPO Notes investors, respectively, pursuant to the conversion of Momenta Note and Pre-IPO Notes;
(vi)9,550,246 warrants were issued to the then public shareholders of LCAA in exchange for the warrants held by public shareholders of LCAA (the “Public Warrants”), and 5,486,784 warrants were issued to the Sponsor in exchange for warrants held by the Sponsor (the “Sponsor Warrants”). Each Public Warrant and Sponsor Warrant can be exercised at an exercise price of US$11.50 in exchange for one ordinary share of the Company.

Pursuant to the Mergers above stated, LCAA was considered as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Company represented a continuation of its operations with the Mergers treated as the equivalent of the Company issuing shares for the net assets of LCAA, accompanied by a recapitalization. The net assets of the Company are stated at historical cost, with no goodwill or other intangible assets recorded.

The ordinary shares of the Company and the Public Warrants are listed on the Nasdaq Stock Market LLC, or “Nasdaq”, under the trading symbols “LOT” and “LOTWW”, respectively, on February 23, 2024.